Quarterly Holdings Report
for
Fidelity® International Growth Fund
July 31, 2023
IGF-NPRT3-0923
1.863103.115
Common Stocks - 98.0%
	Shares	Value ($)
Belgium - 0.4%
Azelis Group NV	762,417	19,699,521
Canada - 3.4%
CAE, Inc. (a)	1,385,611	31,660,000
Canadian Pacific Kansas City Ltd.	1,145,500	94,253,024
Franco-Nevada Corp.	309,780	45,203,707
TOTAL CANADA		171,116,731
Denmark - 3.8%
Novo Nordisk A/S Series B	963,100	155,302,033
Vestas Wind Systems A/S (a)	1,387,700	37,116,084
TOTAL DENMARK		192,418,117
Finland - 0.5%
Kone OYJ (B Shares)	504,200	25,855,719
France - 15.5%
Airbus Group NV	951,700	140,185,430
Edenred SA	1,101,730	71,566,684
Lectra	336,961	10,725,646
Legrand SA	840,000	84,156,610
LVMH Moet Hennessy Louis Vuitton SE	328,200	304,821,639
Safran SA	1,003,400	166,577,547
TOTAL FRANCE		778,033,556
Germany - 1.2%
Deutsche Borse AG	310,800	59,549,750
Hong Kong - 2.4%
AIA Group Ltd.	12,242,200	122,480,049
India - 2.1%
HDFC Bank Ltd.	2,748,091	55,176,794
Jio Financial Services Ltd. (b)	410,000	1,305,429
Kotak Mahindra Bank Ltd.	995,400	22,470,937
Reliance Industries Ltd.	410,000	12,709,053
Reliance Industries Ltd. GDR (c)(d)	177,500	11,093,750
TOTAL INDIA		102,755,963
Ireland - 2.3%
CRH PLC sponsored ADR	1,898,466	114,477,500
Israel - 0.9%
NICE Ltd. sponsored ADR (a)	195,000	42,480,750
Italy - 1.5%
Interpump Group SpA	625,126	34,008,892
Prada SpA	5,514,400	39,065,843
TOTAL ITALY		73,074,735
Japan - 10.7%
Azbil Corp.	1,550,570	48,828,268
FANUC Corp.	962,800	29,454,399
Hoya Corp.	656,400	76,268,176
Keyence Corp.	349,948	156,838,889
Lasertec Corp.	306,700	46,428,818
Misumi Group, Inc.	2,323,985	42,382,730
OSG Corp.	797,600	10,604,579
Recruit Holdings Co. Ltd.	2,126,700	73,659,700
SHO-BOND Holdings Co. Ltd.	695,400	28,218,776
USS Co. Ltd.	1,385,000	23,978,175
TOTAL JAPAN		536,662,510
Kenya - 0.1%
Safaricom Ltd.	44,290,100	5,248,967
Netherlands - 7.3%
Aalberts Industries NV	226,400	10,213,467
ASML Holding NV (Netherlands)	450,600	322,750,724
IMCD NV	228,900	34,718,642
TOTAL NETHERLANDS		367,682,833
Norway - 0.3%
Schibsted ASA (B Shares)	704,500	13,825,788
Spain - 2.4%
Amadeus IT Holding SA Class A (c)	1,655,300	118,700,553
Sweden - 6.7%
ASSA ABLOY AB (B Shares)	2,824,410	67,906,988
Atlas Copco AB (A Shares)	9,958,800	141,473,567
Autoliv, Inc.	455,469	45,970,486
Epiroc AB (A Shares)	3,720,600	74,284,151
Lagercrantz Group AB (B Shares)	548,100	6,597,153
TOTAL SWEDEN		336,232,345
Switzerland - 1.1%
Schindler Holding AG:
(participation certificate)	111,938	27,110,035
(Reg.)	18,350	4,242,142
UBS Group AG	983,420	21,736,621
TOTAL SWITZERLAND		53,088,798
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,688,000	102,517,556
United Kingdom - 5.7%
BAE Systems PLC	4,147,200	49,596,619
Compass Group PLC	4,008,600	104,294,366
InterContinental Hotel Group PLC ADR (c)	852,670	64,291,318
Rightmove PLC	2,715,494	19,878,036
Spectris PLC	1,096,957	49,427,148
TOTAL UNITED KINGDOM		287,487,487
United States of America - 27.6%
Experian PLC	2,491,100	96,270,017
Lam Research Corp.	57,366	41,216,897
Linde PLC	483,679	188,958,875
Marsh & McLennan Companies, Inc.	718,751	135,427,063
MasterCard, Inc. Class A	199,300	78,580,004
Moody's Corp.	224,500	79,192,375
MSCI, Inc.	148,500	81,389,880
Nestle SA (Reg. S)	1,910,099	234,023,828
NOV, Inc.	1,134,700	22,784,776
Otis Worldwide Corp.	324,600	29,525,616
PriceSmart, Inc.	129,098	10,034,788
ResMed, Inc.	354,600	78,845,310
Roche Holding AG (participation certificate)	273,693	84,858,916
S&P Global, Inc.	184,700	72,865,997
Sherwin-Williams Co.	255,600	70,673,400
Visa, Inc. Class A	338,560	80,485,869
TOTAL UNITED STATES OF AMERICA		1,385,133,611
TOTAL COMMON STOCKS (Cost $3,286,559,075)		4,908,522,839

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
China - 0.3%
ByteDance Ltd. Series E1 (a)(b)(e) (Cost $6,992,915)	63,819	15,300,605

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	75,230,007	75,245,053
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	52,265,627	52,270,853
TOTAL MONEY MARKET FUNDS (Cost $127,515,906)		127,515,906

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $3,421,067,896)	5,051,339,350
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(39,819,901)
NET ASSETS - 100.0%	5,011,519,449

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,093,750 or 0.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,300,605 or 0.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	6,992,915

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	21,706,800	901,168,836	847,630,583	3,658,861	713	(713)	75,245,053	0.2%
Fidelity Securities Lending Cash Central Fund 5.32%	34,813,698	942,043,040	924,585,885	351,093	-	-	52,270,853	0.2%
Total	56,520,498	1,843,211,876	1,772,216,468	4,009,954	713	(713)	127,515,906

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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